Financial Statements - Statements of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of cash flows
Cash And Cash Equivalents Statements Of Cash Flows at the beginning	€ 45,549	€ 44,955	€ 43,466
Cash on hand at the beginning	6,416	7,413
Cash balances at central banks at the beginning	39,132	37,542
Other financial assets at the beginning	0	0
Bank Overdrafts Classified As Cash Equivalents at the beginning	0	0
Cash And Cash Equivalents Statements Of Cash Flows	54,138	45,549	44,955
Statement Of Cash Flows Changes Abstract
CASH FLOW FROM OPERATING ACTIVITIES	8,664	2,055	6,623
Profit	6,151	4,762	4,693
Adjustments to obtain the cash flow from operating activities	7,695	8,526	6,784
Depreciation and amortization	1,208	1,387	1,426
Other adjustments - Cash Flows	6,487	7,139	5,358
Net increase/decrease in operating assets	(12,679)	(4,894)	(4,428)
Financial assests held for trading	1,379	5,662	1,289
Other financial assets designated at fair value through profit or loss	349	(783)	(2)
Non trading financial assets mandatorily at fair value through profit or loss	(643)
Adjustments For Decrease Increase In Financial Assets At Fair Value Through Other Comprehensive Income	(206)	5,032	14,445
Adjustments For Decrease Increase In Financial Assets At Amortised Cost	(12,652)	(14,503)	(21,075)
Other operating assets	(906)	(302)	915
Net increase/Decrease in operating liabilities	10,286	(3,916)	1,273
Financial liabilities held for trading	(466)	(6,057)	361
Other financial liabilities designated at fair value through profit or loss	1,338	19	(53)
Financial liabilities at amortized cost	10,481	2,111	(7)
Other operating liabilities	(1,067)	11	972
Collection/Payments for income Tax	(2,789)	(2,423)	(1,699)
CASH FLOWS FROM INVESTING ACTIVITIES	7,516	2,902	(560)
Investments - INVESTING ACTIVITIES	(2,154)	(2,339)	(3,978)
Investments - Tangible assets	(943)	(777)	(1,312)
Investments - Intangible assets	(552)	(564)	(645)
Investments - Investments in joint ventures and associatess, subsidiaries and other Business units	(150)	(101)	(76)
Investments - Subsidiaries and other business units	(20)	(897)	(95)
Investments - Non current assets held for sale and associated liabilities	(489)	0	0
Investments - Held-to-maturity investments		0	(1,850)
Investments - Other settlements related to investing activities	0	0	0
Disinvestments - INVESTING ACTIVITIES	9,670	5,241	3,418
Disinvestments - Tangible assets	731	518	795
Disinvestments - Intangible assets	0	47	20
Disinvestments - Investments in joint ventures and associatess, subsidiaries and other Business units	558	18	322
Disinvestments - Subsidiaries and other business units	4,268	936	73
Disinvestments - Non current assets held for sale and associated liabilities	3,917	1,002	900
Disinvestments - Held-to-maturity investments		2,711	1,215
Disinvestments - Other collections related to investing activities	196	9	93
CASH FLOWS FROM FINANCING ACTIVITIES	(5,092)	(98)	(1,113)
Investments - FINANCING ACTIVITIES	(8,995)	(5,763)	(4,335)
Dividends	(2,107)	(1,698)	(1,599)
Subordinated liabilities (Investments)	(4,825)	(2,098)	(502)
Treasury stock amortization	0	0	0
Treasury stock aquisition	(1,686)	(1,674)	(2,004)
Other items relating to financing activities (Investments)	(377)	(293)	(230)
Disinvestments - FINANCING ACTIVITIES	3,903	5,665	3,222
Subordinated liabilities (Disinvestments)	2,451	4,038	1,000
Treasury stock increase	0	0	0
Treasury stock disposal	1,452	1,627	2,222
Other items relating to financing activities (Disinvestments)	0	0	0
EFFECT OF EXCHANGE RATE CHANGES	(2,498)	(4,266)	(3,463)
NET INCREASE/DECEASE IN CASH OR CASH EQUIVALENTS	8,590	594	1,489
Cash on hand at the end	6,346	6,416	7,413
Cash balances at central banks at the end	47,792	39,132	37,542
Other financial assets at the end	0	0	0
Bank Overdrafts Classified As Cash Equivalents at the end	0	0	0
Cash And Cash Equivalents Statements Of Cash Flows at the end	€ 54,138	€ 45,549	€ 44,955